Prepayments, accrued income and other assets (Tables)	12 Months Ended
Dec. 31, 2017
Prepayments, accrued income and other assets
Schedule of prepayments, accrued income and other assets

	Group		Bank
	2017	2016	2017	2016
	£m	£m	£m	£m
Prepayments	47	40	21	31
Accrued income	172	189	117	104
Tax recoverable	2	3	—	—
Pension schemes in net surplus (see Note 4)	22	15	16	15
Interests in associates	21	47	—	7
Other assets	366	240	161	44

	630	534	315	201